UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D. C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-01236

Deutsche DWS Market Trust

(Exact Name of Registrant as Specified in Charter)

875 Third Avenue

New York, NY 10022-6225

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 454-4500

Diane Kenneally

100 Summer Street

Boston, MA 02110

(Name and Address of Agent for Service)

Date of fiscal year end:	3/31

Date of reporting period:	9/30/2024

Item 1.	Reports to Stockholders.

(a)

DWS RREEF Real Assets Fund

Class A: AAAAX

Semi-Annual Shareholder Report—September 30, 2024

This semi-annual shareholder report contains important information about DWS RREEF Real Assets Fund (the "Fund") for the period April 1, 2024 to September 30, 2024. You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$64	1.21%

Gross expense ratio as of the latest prospectus: 1.28%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Key Fund Statistics

Net Assets ($)	4,426,891,863
Number of Portfolio Holdings	143
Portfolio Turnover Rate (%)	30
Total Net Advisory Fees Paid ($)	16,785,426

What did the Fund invest in?

Asset Allocation

Asset Type	% of Net Assets
Common Stocks
Infrastructure	38%
Real Estate	29%
Natural Resource Equities	12%
Commodity Futures	10%
Treasury Inflation Protected Securities	10%
Cash Equivalents, U.S. Treasury Notes, Short-Term U.S. Treasury Obligations and Other Assets and Liabilities, netFootnote Reference*	1%
Total	100%
Footnote	Description
Footnote*	Net of notional exposure to futures contracts.

Sector Allocation

Sector	% of Net Assets
Real Estate	35%
Utilities	15%
Energy	12%
Materials	8%
Industrials	7%
Communication Services	2%
Consumer Staples	0%

Ten Largest Equity Holdings

Holdings	21.8% of Net Assets
American Tower Corp. (United States)	4.2%
National Grid PLC (United Kingdom)	2.7%
ONEOK, Inc. (United States)	2.4%
Equinix, Inc. (United States)	2.1%
SBA Communications Corp. (United States)	2.0%
PG&E Corp. (United States)	1.8%
NiSource, Inc. (United States)	1.7%
Vinci SA (France)	1.7%
Cellnex Telecom SA (Spain)	1.6%
Sempra (United States)	1.6%

Geographical Diversification

Country	% of Net Assets
United States	63%
Canada	7%
United Kingdom	6%
Spain	3%
France	3%
Japan	3%
Hong Kong	1%
Australia	1%
Switzerland	1%
Sweden	1%
Other	8%

Holdings-based data is subject to change.

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, quarterly holdings, Board fee evaluation reports, and financial statements and other information, please visit dws.com/mutualreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (800) 728-3337.

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report and prospectus to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your financial representative or call DWS toll free at (800) 728-3337.

Stocks may decline in value. Investing in foreign securities presents certain risks, such as currency fluctuations, political and economic changes, and market risks. Emerging markets tend to be more volatile and less liquid than the markets of more mature economies, and generally have less diverse and less mature economic structures and less stable political systems than those of developed countries. There are special risks associated with an investment in real estate, including REITS. These risks include credit risk, interest rate fluctuations and the impact of varied economic conditions. Companies in the infrastructure, transportation, energy, and utility industries may be affected by a variety of factors, including, but not limited to, high interest costs, energy prices, high degrees of leverage, environmental and other government regulations, the level of government spending on infrastructure projects, intense competition and other factors. The Fund invests in commodity-linked derivatives which may subject the Fund to special risks. Market price movements or regulatory and economic changes will have a significant impact on the Fund’s performance. Bond investments are subject to interest-rate, credit, liquidity, and market risks to varying degrees. When interest rates rise, bond prices generally fall. Credit risk refers to the ability of an issuer to make timely payments of principal and interest. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. Any fund that focuses in a particular segment of the market or region of the world will generally be more volatile than a fund that invests more broadly. The Fund may lend securities to approved institutions. Please read the prospectus for details.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's objectives, risks, charges, and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (800) 728-3337, contacting your financial representative, or visit dws.com/mutualreports to view or download a prospectus. Please read the prospectus carefully before you invest.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

©2024 DWS Group GmbH&Co. KGaA. All rights reserved

DRAF-TSRS-A

R-102968-1 (11/24)

DWS RREEF Real Assets Fund

Class C: AAAPX

Semi-Annual Shareholder Report—September 30, 2024

This semi-annual shareholder report contains important information about DWS RREEF Real Assets Fund (the "Fund") for the period April 1, 2024 to September 30, 2024. You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$103	1.96%

Gross expense ratio as of the latest prospectus: 2.01%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Key Fund Statistics

Net Assets ($)	4,426,891,863
Number of Portfolio Holdings	143
Portfolio Turnover Rate (%)	30
Total Net Advisory Fees Paid ($)	16,785,426

What did the Fund invest in?

Asset Allocation

Asset Type	% of Net Assets
Common Stocks
Infrastructure	38%
Real Estate	29%
Natural Resource Equities	12%
Commodity Futures	10%
Treasury Inflation Protected Securities	10%
Cash Equivalents, U.S. Treasury Notes, Short-Term U.S. Treasury Obligations and Other Assets and Liabilities, netFootnote Reference*	1%
Total	100%
Footnote	Description
Footnote*	Net of notional exposure to futures contracts.

Sector Allocation

Sector	% of Net Assets
Real Estate	35%
Utilities	15%
Energy	12%
Materials	8%
Industrials	7%
Communication Services	2%
Consumer Staples	0%

Ten Largest Equity Holdings

Holdings	21.8% of Net Assets
American Tower Corp. (United States)	4.2%
National Grid PLC (United Kingdom)	2.7%
ONEOK, Inc. (United States)	2.4%
Equinix, Inc. (United States)	2.1%
SBA Communications Corp. (United States)	2.0%
PG&E Corp. (United States)	1.8%
NiSource, Inc. (United States)	1.7%
Vinci SA (France)	1.7%
Cellnex Telecom SA (Spain)	1.6%
Sempra (United States)	1.6%

Geographical Diversification

Country	% of Net Assets
United States	63%
Canada	7%
United Kingdom	6%
Spain	3%
France	3%
Japan	3%
Hong Kong	1%
Australia	1%
Switzerland	1%
Sweden	1%
Other	8%

Holdings-based data is subject to change.

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, quarterly holdings, Board fee evaluation reports, and financial statements and other information, please visit dws.com/mutualreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (800) 728-3337.

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report and prospectus to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your financial representative or call DWS toll free at (800) 728-3337.

Stocks may decline in value. Investing in foreign securities presents certain risks, such as currency fluctuations, political and economic changes, and market risks. Emerging markets tend to be more volatile and less liquid than the markets of more mature economies, and generally have less diverse and less mature economic structures and less stable political systems than those of developed countries. There are special risks associated with an investment in real estate, including REITS. These risks include credit risk, interest rate fluctuations and the impact of varied economic conditions. Companies in the infrastructure, transportation, energy, and utility industries may be affected by a variety of factors, including, but not limited to, high interest costs, energy prices, high degrees of leverage, environmental and other government regulations, the level of government spending on infrastructure projects, intense competition and other factors. The Fund invests in commodity-linked derivatives which may subject the Fund to special risks. Market price movements or regulatory and economic changes will have a significant impact on the Fund’s performance. Bond investments are subject to interest-rate, credit, liquidity, and market risks to varying degrees. When interest rates rise, bond prices generally fall. Credit risk refers to the ability of an issuer to make timely payments of principal and interest. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. Any fund that focuses in a particular segment of the market or region of the world will generally be more volatile than a fund that invests more broadly. The Fund may lend securities to approved institutions. Please read the prospectus for details.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's objectives, risks, charges, and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (800) 728-3337, contacting your financial representative, or visit dws.com/mutualreports to view or download a prospectus. Please read the prospectus carefully before you invest.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

©2024 DWS Group GmbH&Co. KGaA. All rights reserved

DRAF-TSRS-C

R-102968-1 (11/24)

DWS RREEF Real Assets Fund

Class R: AAAQX

Semi-Annual Shareholder Report—September 30, 2024

This semi-annual shareholder report contains important information about DWS RREEF Real Assets Fund (the "Fund") for the period April 1, 2024 to September 30, 2024. You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$77	1.46%

Gross expense ratio as of the latest prospectus: 1.66%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Key Fund Statistics

Net Assets ($)	4,426,891,863
Number of Portfolio Holdings	143
Portfolio Turnover Rate (%)	30
Total Net Advisory Fees Paid ($)	16,785,426

What did the Fund invest in?

Asset Allocation

Asset Type	% of Net Assets
Common Stocks
Infrastructure	38%
Real Estate	29%
Natural Resource Equities	12%
Commodity Futures	10%
Treasury Inflation Protected Securities	10%
Cash Equivalents, U.S. Treasury Notes, Short-Term U.S. Treasury Obligations and Other Assets and Liabilities, netFootnote Reference*	1%
Total	100%
Footnote	Description
Footnote*	Net of notional exposure to futures contracts.

Sector Allocation

Sector	% of Net Assets
Real Estate	35%
Utilities	15%
Energy	12%
Materials	8%
Industrials	7%
Communication Services	2%
Consumer Staples	0%

Ten Largest Equity Holdings

Holdings	21.8% of Net Assets
American Tower Corp. (United States)	4.2%
National Grid PLC (United Kingdom)	2.7%
ONEOK, Inc. (United States)	2.4%
Equinix, Inc. (United States)	2.1%
SBA Communications Corp. (United States)	2.0%
PG&E Corp. (United States)	1.8%
NiSource, Inc. (United States)	1.7%
Vinci SA (France)	1.7%
Cellnex Telecom SA (Spain)	1.6%
Sempra (United States)	1.6%

Geographical Diversification

Country	% of Net Assets
United States	63%
Canada	7%
United Kingdom	6%
Spain	3%
France	3%
Japan	3%
Hong Kong	1%
Australia	1%
Switzerland	1%
Sweden	1%
Other	8%

Holdings-based data is subject to change.

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, quarterly holdings, Board fee evaluation reports, and financial statements and other information, please visit dws.com/mutualreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (800) 728-3337.

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report and prospectus to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your financial representative or call DWS toll free at (800) 728-3337.

Stocks may decline in value. Investing in foreign securities presents certain risks, such as currency fluctuations, political and economic changes, and market risks. Emerging markets tend to be more volatile and less liquid than the markets of more mature economies, and generally have less diverse and less mature economic structures and less stable political systems than those of developed countries. There are special risks associated with an investment in real estate, including REITS. These risks include credit risk, interest rate fluctuations and the impact of varied economic conditions. Companies in the infrastructure, transportation, energy, and utility industries may be affected by a variety of factors, including, but not limited to, high interest costs, energy prices, high degrees of leverage, environmental and other government regulations, the level of government spending on infrastructure projects, intense competition and other factors. The Fund invests in commodity-linked derivatives which may subject the Fund to special risks. Market price movements or regulatory and economic changes will have a significant impact on the Fund’s performance. Bond investments are subject to interest-rate, credit, liquidity, and market risks to varying degrees. When interest rates rise, bond prices generally fall. Credit risk refers to the ability of an issuer to make timely payments of principal and interest. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. Any fund that focuses in a particular segment of the market or region of the world will generally be more volatile than a fund that invests more broadly. The Fund may lend securities to approved institutions. Please read the prospectus for details.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's objectives, risks, charges, and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (800) 728-3337, contacting your financial representative, or visit dws.com/mutualreports to view or download a prospectus. Please read the prospectus carefully before you invest.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

©2024 DWS Group GmbH&Co. KGaA. All rights reserved

DRAF-TSRS-R

R-102968-1 (11/24)

DWS RREEF Real Assets Fund

Class R6: AAAVX

Semi-Annual Shareholder Report—September 30, 2024

This semi-annual shareholder report contains important information about DWS RREEF Real Assets Fund (the "Fund") for the period April 1, 2024 to September 30, 2024. You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$47	0.90%

Gross expense ratio as of the latest prospectus: 0.91%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Key Fund Statistics

Net Assets ($)	4,426,891,863
Number of Portfolio Holdings	143
Portfolio Turnover Rate (%)	30
Total Net Advisory Fees Paid ($)	16,785,426

What did the Fund invest in?

Asset Allocation

Asset Type	% of Net Assets
Common Stocks
Infrastructure	38%
Real Estate	29%
Natural Resource Equities	12%
Commodity Futures	10%
Treasury Inflation Protected Securities	10%
Cash Equivalents, U.S. Treasury Notes, Short-Term U.S. Treasury Obligations and Other Assets and Liabilities, netFootnote Reference*	1%
Total	100%
Footnote	Description
Footnote*	Net of notional exposure to futures contracts.

Sector Allocation

Sector	% of Net Assets
Real Estate	35%
Utilities	15%
Energy	12%
Materials	8%
Industrials	7%
Communication Services	2%
Consumer Staples	0%

Ten Largest Equity Holdings

Holdings	21.8% of Net Assets
American Tower Corp. (United States)	4.2%
National Grid PLC (United Kingdom)	2.7%
ONEOK, Inc. (United States)	2.4%
Equinix, Inc. (United States)	2.1%
SBA Communications Corp. (United States)	2.0%
PG&E Corp. (United States)	1.8%
NiSource, Inc. (United States)	1.7%
Vinci SA (France)	1.7%
Cellnex Telecom SA (Spain)	1.6%
Sempra (United States)	1.6%

Geographical Diversification

Country	% of Net Assets
United States	63%
Canada	7%
United Kingdom	6%
Spain	3%
France	3%
Japan	3%
Hong Kong	1%
Australia	1%
Switzerland	1%
Sweden	1%
Other	8%

Holdings-based data is subject to change.

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, quarterly holdings, Board fee evaluation reports, and financial statements and other information, please visit dws.com/mutualreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (800) 728-3337.

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report and prospectus to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your financial representative or call DWS toll free at (800) 728-3337.

Stocks may decline in value. Investing in foreign securities presents certain risks, such as currency fluctuations, political and economic changes, and market risks. Emerging markets tend to be more volatile and less liquid than the markets of more mature economies, and generally have less diverse and less mature economic structures and less stable political systems than those of developed countries. There are special risks associated with an investment in real estate, including REITS. These risks include credit risk, interest rate fluctuations and the impact of varied economic conditions. Companies in the infrastructure, transportation, energy, and utility industries may be affected by a variety of factors, including, but not limited to, high interest costs, energy prices, high degrees of leverage, environmental and other government regulations, the level of government spending on infrastructure projects, intense competition and other factors. The Fund invests in commodity-linked derivatives which may subject the Fund to special risks. Market price movements or regulatory and economic changes will have a significant impact on the Fund’s performance. Bond investments are subject to interest-rate, credit, liquidity, and market risks to varying degrees. When interest rates rise, bond prices generally fall. Credit risk refers to the ability of an issuer to make timely payments of principal and interest. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. Any fund that focuses in a particular segment of the market or region of the world will generally be more volatile than a fund that invests more broadly. The Fund may lend securities to approved institutions. Please read the prospectus for details.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's objectives, risks, charges, and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (800) 728-3337, contacting your financial representative, or visit dws.com/mutualreports to view or download a prospectus. Please read the prospectus carefully before you invest.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

©2024 DWS Group GmbH&Co. KGaA. All rights reserved

DRAF-TSRS-R6

R-102968-1 (11/24)

DWS RREEF Real Assets Fund

Class S: AAASX

Semi-Annual Shareholder Report—September 30, 2024

This semi-annual shareholder report contains important information about DWS RREEF Real Assets Fund (the "Fund") for the period April 1, 2024 to September 30, 2024. You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class S	$55	1.05%

Gross expense ratio as of the latest prospectus: 1.12%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Key Fund Statistics

Net Assets ($)	4,426,891,863
Number of Portfolio Holdings	143
Portfolio Turnover Rate (%)	30
Total Net Advisory Fees Paid ($)	16,785,426

What did the Fund invest in?

Asset Allocation

Asset Type	% of Net Assets
Common Stocks
Infrastructure	38%
Real Estate	29%
Natural Resource Equities	12%
Commodity Futures	10%
Treasury Inflation Protected Securities	10%
Cash Equivalents, U.S. Treasury Notes, Short-Term U.S. Treasury Obligations and Other Assets and Liabilities, netFootnote Reference*	1%
Total	100%
Footnote	Description
Footnote*	Net of notional exposure to futures contracts.

Sector Allocation

Sector	% of Net Assets
Real Estate	35%
Utilities	15%
Energy	12%
Materials	8%
Industrials	7%
Communication Services	2%
Consumer Staples	0%

Ten Largest Equity Holdings

Holdings	21.8% of Net Assets
American Tower Corp. (United States)	4.2%
National Grid PLC (United Kingdom)	2.7%
ONEOK, Inc. (United States)	2.4%
Equinix, Inc. (United States)	2.1%
SBA Communications Corp. (United States)	2.0%
PG&E Corp. (United States)	1.8%
NiSource, Inc. (United States)	1.7%
Vinci SA (France)	1.7%
Cellnex Telecom SA (Spain)	1.6%
Sempra (United States)	1.6%

Geographical Diversification

Country	% of Net Assets
United States	63%
Canada	7%
United Kingdom	6%
Spain	3%
France	3%
Japan	3%
Hong Kong	1%
Australia	1%
Switzerland	1%
Sweden	1%
Other	8%

Holdings-based data is subject to change.

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, quarterly holdings, Board fee evaluation reports, and financial statements and other information, please visit dws.com/mutualreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (800) 728-3337.

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report and prospectus to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your financial representative or call DWS toll free at (800) 728-3337.

Stocks may decline in value. Investing in foreign securities presents certain risks, such as currency fluctuations, political and economic changes, and market risks. Emerging markets tend to be more volatile and less liquid than the markets of more mature economies, and generally have less diverse and less mature economic structures and less stable political systems than those of developed countries. There are special risks associated with an investment in real estate, including REITS. These risks include credit risk, interest rate fluctuations and the impact of varied economic conditions. Companies in the infrastructure, transportation, energy, and utility industries may be affected by a variety of factors, including, but not limited to, high interest costs, energy prices, high degrees of leverage, environmental and other government regulations, the level of government spending on infrastructure projects, intense competition and other factors. The Fund invests in commodity-linked derivatives which may subject the Fund to special risks. Market price movements or regulatory and economic changes will have a significant impact on the Fund’s performance. Bond investments are subject to interest-rate, credit, liquidity, and market risks to varying degrees. When interest rates rise, bond prices generally fall. Credit risk refers to the ability of an issuer to make timely payments of principal and interest. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. Any fund that focuses in a particular segment of the market or region of the world will generally be more volatile than a fund that invests more broadly. The Fund may lend securities to approved institutions. Please read the prospectus for details.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's objectives, risks, charges, and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (800) 728-3337, contacting your financial representative, or visit dws.com/mutualreports to view or download a prospectus. Please read the prospectus carefully before you invest.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

©2024 DWS Group GmbH&Co. KGaA. All rights reserved

DRAF-TSRS-S

R-102968-1 (11/24)

DWS RREEF Real Assets Fund

Institutional Class: AAAZX

Semi-Annual Shareholder Report—September 30, 2024

This semi-annual shareholder report contains important information about DWS RREEF Real Assets Fund (the "Fund") for the period April 1, 2024 to September 30, 2024. You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$47	0.90%

Gross expense ratio as of the latest prospectus: 1.00%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Key Fund Statistics

Net Assets ($)	4,426,891,863
Number of Portfolio Holdings	143
Portfolio Turnover Rate (%)	30
Total Net Advisory Fees Paid ($)	16,785,426

What did the Fund invest in?

Asset Allocation

Asset Type	% of Net Assets
Common Stocks
Infrastructure	38%
Real Estate	29%
Natural Resource Equities	12%
Commodity Futures	10%
Treasury Inflation Protected Securities	10%
Cash Equivalents, U.S. Treasury Notes, Short-Term U.S. Treasury Obligations and Other Assets and Liabilities, netFootnote Reference*	1%
Total	100%
Footnote	Description
Footnote*	Net of notional exposure to futures contracts.

Sector Allocation

Sector	% of Net Assets
Real Estate	35%
Utilities	15%
Energy	12%
Materials	8%
Industrials	7%
Communication Services	2%
Consumer Staples	0%

Ten Largest Equity Holdings

Holdings	21.8% of Net Assets
American Tower Corp. (United States)	4.2%
National Grid PLC (United Kingdom)	2.7%
ONEOK, Inc. (United States)	2.4%
Equinix, Inc. (United States)	2.1%
SBA Communications Corp. (United States)	2.0%
PG&E Corp. (United States)	1.8%
NiSource, Inc. (United States)	1.7%
Vinci SA (France)	1.7%
Cellnex Telecom SA (Spain)	1.6%
Sempra (United States)	1.6%

Geographical Diversification

Country	% of Net Assets
United States	63%
Canada	7%
United Kingdom	6%
Spain	3%
France	3%
Japan	3%
Hong Kong	1%
Australia	1%
Switzerland	1%
Sweden	1%
Other	8%

Holdings-based data is subject to change.

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, quarterly holdings, Board fee evaluation reports, and financial statements and other information, please visit dws.com/mutualreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (800) 728-3337.

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report and prospectus to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your financial representative or call DWS toll free at (800) 728-3337.

Stocks may decline in value. Investing in foreign securities presents certain risks, such as currency fluctuations, political and economic changes, and market risks. Emerging markets tend to be more volatile and less liquid than the markets of more mature economies, and generally have less diverse and less mature economic structures and less stable political systems than those of developed countries. There are special risks associated with an investment in real estate, including REITS. These risks include credit risk, interest rate fluctuations and the impact of varied economic conditions. Companies in the infrastructure, transportation, energy, and utility industries may be affected by a variety of factors, including, but not limited to, high interest costs, energy prices, high degrees of leverage, environmental and other government regulations, the level of government spending on infrastructure projects, intense competition and other factors. The Fund invests in commodity-linked derivatives which may subject the Fund to special risks. Market price movements or regulatory and economic changes will have a significant impact on the Fund’s performance. Bond investments are subject to interest-rate, credit, liquidity, and market risks to varying degrees. When interest rates rise, bond prices generally fall. Credit risk refers to the ability of an issuer to make timely payments of principal and interest. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. Any fund that focuses in a particular segment of the market or region of the world will generally be more volatile than a fund that invests more broadly. The Fund may lend securities to approved institutions. Please read the prospectus for details.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's objectives, risks, charges, and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (800) 728-3337, contacting your financial representative, or visit dws.com/mutualreports to view or download a prospectus. Please read the prospectus carefully before you invest.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

©2024 DWS Group GmbH&Co. KGaA. All rights reserved

DRAF-TSRS-I

R-102968-1 (11/24)

(b) Not applicable

Item 2.	Code of Ethics.

Not applicable

Item 3.	Audit Committee Financial Expert.

Not applicable

Item 4.	Principal Accountant Fees and Services.

Not applicable

Item 5.	Audit Committee of Listed Registrants.

Not applicable

Item 6.	Investments.

Not applicable

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

September 30, 2024
Semiannual Financial Statements and Other Information
DWS RREEF Real Assets Fund

Contents
3	Consolidated Investment Portfolio
13	Consolidated Statement of Assets and Liabilities
15	Consolidated Statement of Operations
16	Consolidated Statements of Changes in Net Assets
17	Consolidated Financial Highlights
23	Notes to Consolidated Financial Statements
38	Advisory Agreement Board Considerations and Fee Evaluation
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

2	|	DWS RREEF Real Assets Fund

ConsolidatedInvestment Portfolioas of September 30, 2024 (Unaudited)

	Shares	Value ($)
Common Stocks 78.6%
Communication Services 1.9%
Diversified Telecommunication Services
Cellnex Telecom SA 144A*	1,773,144	71,855,194
China Tower Corp. Ltd. “H” 144A	104,508,000	13,758,057
		85,613,251
Consumer Staples 0.4%
Food Products
Bunge Global SA	87,900	8,494,656
Darling Ingredients, Inc.*	244,879	9,099,704
		17,594,360
Energy 12.0%
Oil, Gas & Consumable Fuels
Canadian Natural Resources Ltd.	708,000	23,510,134
ConocoPhillips	102,190	10,758,563
Coterra Energy, Inc.	562,000	13,459,900
Diamondback Energy, Inc.	60,000	10,344,000
DT Midstream, Inc.	237,380	18,672,311
Enbridge, Inc.	753,574	30,612,116
Exxon Mobil Corp.	266,200	31,203,964
Gazprom PJSC (ADR)* (a)	1,013,306	0
Keyera Corp.	996,784	31,080,174
LUKOIL PJSC ** (a)	91,202	0
ONEOK, Inc.	1,170,945	106,708,218
Pembina Pipeline Corp. (b)	1,298,173	53,512,621
Petroleo Brasileiro SA (ADR)	581,000	8,372,210
Shell PLC	1,350,358	43,877,425
Targa Resources Corp.	452,122	66,918,577
TotalEnergies SE	260,625	16,959,007
Williams Companies, Inc.	1,456,822	66,503,924
		532,493,144
Industrials 6.5%
Commercial Services & Supplies 1.7%
GFL Environmental, Inc.	1,150,169	45,868,739
Waste Connections, Inc.	173,118	30,956,961
		76,825,700
The accompanying notes are an integral part of the consolidated financial statements.

DWS RREEF Real Assets Fund	|	3

	Shares	Value ($)
Construction & Engineering 2.1%
Eiffage SA	167,615	16,183,346
Vinci SA	632,414	73,925,301
		90,108,647
Ground Transportation 1.0%
Norfolk Southern Corp.	111,584	27,728,624
Union Pacific Corp.	70,750	17,438,460
		45,167,084
Transportation Infrastructure 1.7%
Aena SME SA 144A	185,038	40,689,618
Grupo Aeroportuario del Pacifico SAB de CV (ADR) (b)	75,676	13,169,138
Grupo Aeroportuario del Sureste SAB de CV (ADR)	24,936	7,050,903
Japan Airport Terminal Co., Ltd.	414,442	14,932,502
		75,842,161
Materials 8.0%
Chemicals 1.8%
Corteva, Inc.	653,588	38,424,438
FMC Corp.	195,500	12,891,270
Nutrien Ltd. (b)	230,767	11,089,170
The Mosaic Co.	538,178	14,412,407
		76,817,285
Containers & Packaging 1.6%
Graphic Packaging Holding Co.	299,200	8,853,328
International Paper Co.	278,000	13,580,300
SIG Group AG (b)	525,629	11,741,985
Smurfit WestRock PLC	725,277	35,843,189
		70,018,802
Metals & Mining 4.3%
Agnico Eagle Mines Ltd.	56,150	4,523,304
ArcelorMittal SA	461,784	12,158,468
Barrick Gold Corp.	1,089,100	21,662,013
Cleveland-Cliffs, Inc.*	863,289	11,024,201
Franco-Nevada Corp.	77,558	9,633,031
Freeport-McMoRan, Inc.	282,768	14,115,779
Glencore PLC*	5,099,791	29,101,865
Gold Fields Ltd. (ADR)	1,027,900	15,778,265
Ivanhoe Mines Ltd. “A” *	931,085	13,851,477
Norsk Hydro ASA	2,508,200	16,295,621
Rio Tinto PLC	131,800	9,360,891
The accompanying notes are an integral part of the consolidated financial statements.

4	|	DWS RREEF Real Assets Fund

	Shares	Value ($)
Teck Resources Ltd. “B”	240,200	12,545,919
Vale SA (ADR)	1,797,155	20,990,770
		191,041,604
Paper & Forest Products 0.3%
Stora Enso Oyj “R”	1,059,789	13,577,674
Real Estate 34.8%
Diversified REITs 1.8%
British Land Co. PLC	3,787,507	22,029,527
Essential Properties Realty Trust, Inc.	976,816	33,358,266
KDX Realty Investment Corp.	12,110	12,743,779
Mori Trust Reit, Inc.	26,990	12,250,809
		80,382,381
Health Care REITs 2.8%
American Healthcare REIT, Inc.	809,347	21,123,956
CareTrust REIT, Inc.	629,000	19,410,940
Ventas, Inc.	489,200	31,372,396
Welltower, Inc.	418,125	53,532,544
		125,439,836
Hotel & Resort REITs 0.5%
Ryman Hospitality Properties, Inc.	219,364	23,524,595
Industrial REITs 4.3%
Americold Realty Trust, Inc.	575,800	16,277,866
CapitaLand Ascendas REIT	6,986,800	15,517,758
EastGroup Properties, Inc.	147,426	27,542,125
Goodman Group	1,444,031	37,079,377
Industrial & Infrastructure Fund Investment Corp.	12,143	10,120,891
Lineage, Inc. (b)	97,664	7,654,904
Prologis, Inc.	348,774	44,043,181
Segro PLC	1,505,422	17,603,948
STAG Industrial, Inc.	370,100	14,467,209
		190,307,259
Office REITs 0.8%
SL Green Realty Corp.	487,300	33,920,953
Vornado Realty Trust	36,134	1,423,680
		35,344,633
Real Estate Management & Development 4.4%
Castellum AB*	1,460,804	21,408,545
CK Asset Holdings Ltd.	2,446,000	10,650,278
CTP NV 144A	933,120	17,064,250
ESR Group Ltd. 144A	6,639,800	10,535,145
The accompanying notes are an integral part of the consolidated financial statements.

DWS RREEF Real Assets Fund	|	5

	Shares	Value ($)
Fastighets AB Balder “B” *	3,159,118	27,754,228
Mitsubishi Estate Co., Ltd. (b)	1,992,700	31,437,488
Mitsui Fudosan Co., Ltd.	1,710,900	16,012,949
PSP Swiss Property AG (Registered)	97,460	14,282,076
Vonovia SE	1,240,345	45,291,548
		194,436,507
Residential REITs 3.9%
American Homes 4 Rent “A”	362,588	13,919,753
AvalonBay Communities, Inc.	278,436	62,717,709
Boardwalk Real Estate Investment Trust	238,478	15,104,459
Equity LifeStyle Properties, Inc.	284,800	20,317,632
Essex Property Trust, Inc.	120,410	35,571,522
InterRent Real Estate Investment Trust	946,376	8,886,817
UNITE Group PLC	1,337,526	16,853,342
		173,371,234
Retail REITs 4.4%
Agree Realty Corp.	238,000	17,928,540
Brixmor Property Group, Inc.	441,900	12,311,334
CapitaLand Integrated Commercial Trust	8,612,208	14,173,822
First Capital Real Estate Investment Trust (b)	61,550	853,313
Japan Metropolitan Fund Invest	13,370	9,003,088
Klepierre SA	531,810	17,396,568
Link REIT	3,479,641	17,335,724
NETSTREIT Corp. (b)	752,082	12,431,915
Realty Income Corp.	179,000	11,352,180
Region RE Ltd.	5,449,500	8,648,525
Simon Property Group, Inc.	419,112	70,838,310
		192,273,319
Specialized REITs 11.9%
American Tower Corp.	786,215	182,842,160
Big Yellow Group PLC	692,316	11,754,722
CubeSmart	1,136,730	61,190,176
Equinix, Inc.	106,076	94,156,240
Iron Mountain, Inc.	463,209	55,043,125
Keppel DC REIT	5,728,900	9,684,032
Public Storage	58,292	21,210,710
SBA Communications Corp.	370,121	89,088,125
		524,969,290
Utilities 15.0%
Electric Utilities 5.0%
Exelon Corp.	1,127,974	45,739,346
The accompanying notes are an integral part of the consolidated financial statements.

6	|	DWS RREEF Real Assets Fund

	Shares	Value ($)
Hydro One Ltd. 144A (b)	515,208	17,858,665
PG&E Corp.	4,032,744	79,727,349
Pinnacle West Capital Corp.	223,500	19,799,865
Redeia Corp. SA	1,450,624	28,175,095
Terna - Rete Elettrica Nazionale	3,147,599	28,378,466
		219,678,786
Gas Utilities 2.8%
APA Group (Units)	2,892,093	15,530,788
Atmos Energy Corp.	251,306	34,858,655
China Resources Gas Group Ltd.	2,570,300	10,295,392
ENN Energy Holdings Ltd.	2,397,800	18,102,983
Kunlun Energy Co., Ltd.	14,348,000	14,694,077
ONE Gas, Inc.	61,667	4,589,258
Snam SpA	3,655,943	18,617,424
Tokyo Gas Co., Ltd.	350,700	8,150,735
		124,839,312
Multi-Utilities 6.8%
CenterPoint Energy, Inc.	1,249,457	36,759,025
National Grid PLC	8,629,225	118,937,632
NiSource, Inc.	2,208,543	76,526,015
Sempra	847,330	70,862,208
		303,084,880
Water Utilities 0.4%
Cia de Saneamento Basico do Estado de Sao Paulo SABESP (ADR)	585,028	9,676,363
Severn Trent PLC	186,000	6,572,496
		16,248,859
Total Common Stocks (Cost $2,911,096,419)		3,479,000,603

	Principal Amount ($)	Value ($)
Government & Agency Obligations 19.0%
U.S. Treasury Obligations
U.S. Treasury Inflation-Indexed Bonds:
0.875%, 2/15/2047	24,525,544	19,685,453
1.375%, 2/15/2044	21,666,511	19,754,513
U.S. Treasury Inflation-Indexed Notes:
0.125%, 7/15/2031	50,867,398	46,531,357
0.25%, 7/15/2029	46,325,073	43,948,085
0.375%, 1/15/2027	93,271,831	90,616,970
The accompanying notes are an integral part of the consolidated financial statements.

DWS RREEF Real Assets Fund	|	7

	Principal Amount ($)	Value ($)
0.375%, 7/15/2027	70,398,159	68,453,745
0.625%, 1/15/2026	72,053,387	70,667,317
0.625%, 7/15/2032	39,986,818	37,437,703
0.875%, 1/15/2029	36,259,459	35,397,002
U.S. Treasury Notes:
1.375%, 1/31/2025	70,000,000	69,271,973
4.25%, 12/31/2024	105,000,000	104,880,235
4.375%, 10/31/2024	114,500,000	114,443,975
4.5%, 11/30/2024	120,000,000	119,951,953
Total Government & Agency Obligations (Cost $845,263,173)		841,040,281

	Shares	Value ($)
Securities Lending Collateral 1.3%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares” , 4.82% (c) (d) (Cost $59,437,613)	59,437,613	59,437,613
Cash Equivalents 3.1%
DWS Central Cash Management Government Fund, 4.93% (c) (Cost $136,561,347)	136,561,347	136,561,347

	% of Net Assets	Value ($)
Total Consolidated Investment Portfolio (Cost $3,952,358,552)	102.0	4,516,039,844
Other Assets and Liabilities, Net(b)	(2.0)	(89,147,981)
Net Assets	100.0	4,426,891,863
The accompanying notes are an integral part of the consolidated financial statements.

8	|	DWS RREEF Real Assets Fund

A summary of the Fund’s transactions with affiliated investments during the period ended September 30, 2024 are as follows:
Value ($) at 3/31/2024	Pur- chases Cost ($)	Sales Proceeds ($)	Net Real- ized Gain/ (Loss) ($)	Net Change in Unreal- ized Appreci- ation (Depreci- ation) ($)	Income ($)	Capital Gain Distri- butions ($)	Number of Shares at 9/30/2024	Value ($) at 9/30/2024
Securities Lending Collateral 1.3%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares” , 4.82% (c) (d)
141,295,546	—	81,857,933 (e)	—	—	459,890	—	59,437,613	59,437,613
Cash Equivalents 3.1%
DWS Central Cash Management Government Fund, 4.93% (c)
39,852,398	1,194,627,286	1,097,918,337	—	—	1,280,536	—	136,561,347	136,561,347
181,147,944	1,194,627,286	1,179,776,270	—	—	1,740,426	—	195,998,960	195,998,960

*	Non-income producing security.
**	Non-income producing security; due to applicable sanctions, dividend income was not recorded.
(a)	Investment was valued using significant unobservable inputs.
(b)
All or a portion of these securities were on loan. In addition, “Other Assets and
Liabilities, Net”  include pending transactions of $4,937,672 that are also on loan. The value of securities loaned at September 30, 2024 amounted to $56,884,012, which is
1.3% of net assets.

(c)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(d)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(e)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended September 30, 2024.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

ADR: American Depositary Receipt
LME: London Metal Exchange
PJSC: Public Joint Stock Company
RBOB: Reformulated Blendstock for Oxygenate Blending
REIT: Real Estate Investment Trust
ULSD: Ultra-Low Sulfur Diesel
WTI: West Texas Intermediate
The accompanying notes are an integral part of the consolidated financial statements.

DWS RREEF Real Assets Fund	|	9

At September 30, 2024, open futures contracts purchased were as follows:
Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Brent Crude Oil Futures	USD	11/29/2024	214	15,026,574	15,292,440	265,866
Coffee Futures	USD	12/18/2024	100	9,094,760	10,134,375	1,039,615
Copper Futures	USD	12/27/2024	431	45,292,203	49,058,575	3,766,372
Corn Futures	USD	12/13/2024	1,169	26,502,237	24,826,637	(1,675,600)
Cotton No. 2 Futures	USD	12/6/2024	219	8,114,521	8,060,295	(54,226)
Gasoline RBOB Futures	USD	12/31/2024	56	4,486,767	4,462,450	(24,317)
Gold 100 oz. Futures	USD	12/27/2024	394	95,044,470	104,780,360	9,735,890
Lean Hogs Futures	USD	12/13/2024	383	11,022,200	11,225,730	203,530
Live Cattle Futures	USD	12/31/2024	156	11,062,631	11,531,520	468,889
LME Nickel Futures	USD	11/18/2024	86	8,437,918	8,986,388	548,470
LME Primary Aluminium Futures	USD	11/18/2024	683	40,324,404	44,422,491	4,098,087
LME Zinc Futures	USD	11/18/2024	48	3,227,933	3,699,612	471,679
Low Sulfur Gas Oil Futures	USD	11/12/2024	116	8,526,440	7,658,900	(867,540)
Natural Gas Futures	USD	12/27/2024	370	13,284,469	13,327,400	42,931
Natural Gas Futures	USD	10/29/2024	304	7,684,019	8,885,920	1,201,901
NY Harbor ULSD Futures	USD	12/31/2024	73	6,695,472	6,658,125	(37,347)
Silver Futures	USD	12/27/2024	291	42,037,146	45,771,390	3,734,244
Soybean Futures	USD	11/14/2024	125	7,377,259	6,606,250	(771,009)
Soybean Futures	USD	1/14/2025	82	4,435,617	4,408,525	(27,092)
The accompanying notes are an integral part of the consolidated financial statements.

10	|	DWS RREEF Real Assets Fund

Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Soybean Meal Futures	USD	12/13/2024	356	11,555,087	12,160,960	605,873
Soybean Oil Futures	USD	12/13/2024	180	4,848,143	4,677,480	(170,663)
Sugar No. 11 Futures	USD	2/28/2025	402	9,004,224	10,116,893	1,112,669
Wheat Futures	USD	12/13/2024	286	7,807,430	8,351,200	543,770
WTI Crude Futures	USD	10/22/2024	195	13,576,921	13,293,150	(283,771)
WTI Crude Futures	USD	12/19/2024	263	17,832,291	17,752,500	(79,791)
Total					456,149,566	23,848,430
At September 30, 2024, open futures contracts sold were as follows:
Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized Depreciation ($)
LME Zinc Futures	USD	11/18/2024	48	3,437,410	3,699,612	(262,202)
Currency Abbreviation(s)

USD	United States Dollar
For information on the Fund’s policy and additional disclosures regarding futures contracts, please refer to the Derivatives section of Note B in the accompanying Notes to Consolidated Financial Statements.
The accompanying notes are an integral part of the consolidated financial statements.

DWS RREEF Real Assets Fund	|	11

Fair Value Measurements
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of September 30, 2024 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Consolidated Financial Statements.
Assets	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$—	$85,613,251	$—	$85,613,251
Consumer Staples	17,594,360	—	—	17,594,360
Energy	471,656,712	60,836,432	0	532,493,144
Industrials	142,212,825	145,730,767	—	287,943,592
Materials	259,218,861	92,236,504	—	351,455,365
Real Estate	1,113,416,635	426,632,419	—	1,540,049,054
Utilities	396,396,749	267,455,088	—	663,851,837
Government & Agency Obligations	—	841,040,281	—	841,040,281
Short-Term Investments (a)	195,998,960	—	—	195,998,960
Derivatives (b)
Futures Contracts	27,839,786	—	—	27,839,786
Total	$2,624,334,888	$1,919,544,742	$0	$4,543,879,630

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (b)
Futures Contracts	$(4,253,558)	$—	$—	$(4,253,558)
Total	$(4,253,558)	$—	$—	$(4,253,558)

(a)	See Consolidated Investment Portfolio for additional detailed categorizations.
(b)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.
The accompanying notes are an integral part of the consolidated financial statements.

12	|	DWS RREEF Real Assets Fund

Consolidated Statement of Assets and Liabilities
as of September 30, 2024 (Unaudited)

Assets
Investments in non-affiliated securities, at value (cost $3,756,359,592) — including $51,946,340 of securities loaned	$4,320,040,884
Investment in DWS Government & Agency Securities Portfolio (cost $59,437,613)*	59,437,613
Investment in DWS Central Cash Management Government Fund (cost $136,561,347)	136,561,347
Cash	159,175
Foreign currency, at value (cost $6,342,739)	6,367,341
Deposit with broker for futures contracts	28,267,235
Receivable for investments sold	58,402,212
Receivable for Fund shares sold	4,560,582
Dividends receivable	6,509,646
Interest receivable	5,701,770
Affiliated securities lending income receivable	83,808
Foreign taxes recoverable	828,886
Other assets	118,436
Total assets	4,627,038,935
Liabilities
Payable upon return of securities loaned	59,437,613
Payable for investments purchased	132,199,429
Payable for Fund shares redeemed	3,777,392
Payable for variation margin on futures contracts	439,236
Accrued management fee	2,589,253
Accrued Trustees' fees	71,121
Other accrued expenses and payables	1,633,028
Total liabilities	200,147,072
Net assets, at value	$4,426,891,863
Net Assets Consist of
Distributable earnings (loss)	(256,604,738)
Paid-in capital	4,683,496,601
Net assets, at value	$4,426,891,863
*
Represents collateral on securities loaned.
The accompanying notes are an integral part of the consolidated financial statements.

DWS RREEF Real Assets Fund	|	13

Consolidated Statement of Assets and Liabilities
as of September 30, 2024 (Unaudited) (continued)

Net Asset Value
Class A
Net Asset Value and redemption price per share ($90,411,175 ÷ 7,163,544 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$12.62
Maximum offering price per share (100 ÷ 94.25 of $12.62)	$13.39
Class C
Net Asset Value, offering and redemption price (subject to contingent deferred sales charge) per share ($14,446,062 ÷ 1,155,349 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$12.50
Class R
Net Asset Value, offering and redemption price per share ($2,096,273 ÷ 165,254 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$12.69
Class R6
Net Asset Value, offering and redemption price per share ($181,721,650 ÷ 14,493,620 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$12.54
Class S
Net Asset Value, offering and redemption price per share ($157,567,554 ÷ 12,582,245 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$12.52
Institutional Class
Net Asset Value, offering and redemption price per share ($3,980,649,149 ÷ 317,567,730 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$12.53
The accompanying notes are an integral part of the consolidated financial statements.

14	|	DWS RREEF Real Assets Fund

Consolidated Statement of Operations
for the six months ended September 30, 2024 (Unaudited)

Investment Income
Income:
Dividends (net of foreign taxes withheld of $3,161,040)	$60,737,664
Interest (net of foreign taxes withheld of $168,564)	22,048,990
Income distributions — DWS Central Cash Management Government Fund	1,280,536
Affiliated securities lending income	459,890
Total income	84,527,080
Expenses:
Management fee	16,854,225
Administration fee	2,105,243
Services to shareholders	2,184,949
Distribution and service fees	187,457
Custodian fee	95,484
Professional fees	67,731
Reports to shareholders	142,592
Registration fees	90,426
Trustees' fees and expenses	96,136
Other	133,706
Total expenses before expense reductions	21,957,949
Expense reductions	(2,078,002)
Total expenses after expense reductions	19,879,947
Net investment income	64,647,133
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	88,963,003
Futures	1,144,103
Foreign currency	435,165
90,542,271
Change in net unrealized appreciation (depreciation) on:
Investments	227,258,261
Futures	14,110,563
Foreign currency	166,734
241,535,558
Net gain (loss)	332,077,829
Net increase (decrease) in net assets resulting from operations	$396,724,962
The accompanying notes are an integral part of the consolidated financial statements.

DWS RREEF Real Assets Fund	|	15

Consolidated Statements of Changes in Net Assets
	Six Months Ended September 30, 2024	Year Ended March 31,
Increase (Decrease) in Net Assets	(Unaudited)	2024
Operations:
Net investment income	$64,647,133	$132,375,112
Net realized gain (loss)	90,542,271	(366,955,730)
Change in net unrealized appreciation (depreciation)	241,535,558	425,922,122
Net increase (decrease) in net assets resulting from operations	396,724,962	191,341,504
Distributions to shareholders:
Class A	(402,261)	(2,031,109)
Class C	(39,062)	(240,674)
Class R	(7,931)	(38,677)
Class R6	(905,888)	(3,884,849)
Class S	(752,884)	(5,712,656)
Institutional Class	(20,866,269)	(99,221,047)
Total distributions	(22,974,295)	(111,129,012)
Fund share transactions:
Proceeds from shares sold	412,901,747	1,327,833,310
Reinvestment of distributions	21,157,786	99,804,605
Payments for shares redeemed	(845,360,027)	(2,736,757,680)
Net increase (decrease) in net assets from Fund share transactions	(411,300,494)	(1,309,119,765)
Increase (decrease) in net assets	(37,549,827)	(1,228,907,273)
Net assets at beginning of period	4,464,441,690	5,693,348,963
Net assets at end of period	$4,426,891,863	$4,464,441,690

The accompanying notes are an integral part of the consolidated financial statements.

16	|	DWS RREEF Real Assets Fund

Consolidated Financial Highlights
DWS RREEF Real Assets Fund — Class A
	Six Months Ended 9/30/24	Years Ended March 31,
	(Unaudited)	2024	2023	2022	2021	2020
Selected Per Share Data
Net asset value, beginning of period	$11.59	$11.29	$13.64	$11.50	$8.73	$10.05
Income (loss) from investment operations:
Net investment income[a]	.16	.27	.22	.15	.11	.15
Net realized and unrealized gain (loss)	.92	.27	(2.10)	2.29	2.80	(1.28)
Total from investment operations	1.08	.54	(1.88)	2.44	2.91	(1.13)
Less distributions from:
Net investment income	(.05 )	(.24 )	(.47 )	(.30 )	(.14 )	(.19 )
Net asset value, end of period	$12.62	$11.59	$11.29	$13.64	$11.50	$8.73
Total Return (%)[b,c]	9.40 *	4.83	(13.83)	21.49	33.59	(11.51)
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	90	92	116	147	92	70
Ratio of expenses before expense reductions (%)	1.28 **	1.28	1.27	1.29	1.33	1.36
Ratio of expenses after expense reductions (%)	1.21 **	1.21	1.22	1.22	1.22	1.22
Ratio of net investment income (%)	2.68 **	2.44	1.88	1.15	1.07	1.48
Portfolio turnover rate (%)	30 *	68	86	65	74	88

[a]	Based on average shares outstanding during the period.
[b]	Total return does not reflect the effect of any sales charges.
[c]	Total return would have been lower had certain expenses not been reduced.
*	Not annualized
**	Annualized
The accompanying notes are an integral part of the consolidated financial statements.

DWS RREEF Real Assets Fund	|	17

DWS RREEF Real Assets Fund — Class C
	Six Months Ended 9/30/24	Years Ended March 31,
	(Unaudited)	2024	2023	2022	2021	2020
Selected Per Share Data
Net asset value, beginning of period	$11.50	$11.21	$13.54	$11.42	$8.67	$9.97
Income (loss) from investment operations:
Net investment income[a]	.11	.19	.13	.05	.03	.08
Net realized and unrealized gain (loss)	.92	.25	(2.08)	2.27	2.78	(1.27)
Total from investment operations	1.03	.44	(1.95)	2.32	2.81	(1.19)
Less distributions from:
Net investment income	(.03 )	(.15 )	(.38 )	(.20 )	(.06 )	(.11 )
Net asset value, end of period	$12.50	$11.50	$11.21	$13.54	$11.42	$8.67
Total Return (%)[b,c]	9.00 *	3.97	(14.47)	20.53	32.58	(12.05)
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	14	16	24	24	12	16
Ratio of expenses before expense reductions (%)	2.01 **	2.01	2.01	2.02	2.08	2.10
Ratio of expenses after expense reductions (%)	1.96 **	1.96	1.97	1.97	1.97	1.97
Ratio of net investment income (%)	1.94 **	1.70	1.12	.40	.28	.79
Portfolio turnover rate (%)	30 *	68	86	65	74	88

[a]	Based on average shares outstanding during the period.
[b]	Total return does not reflect the effect of any sales charges.
[c]	Total return would have been lower had certain expenses not been reduced.
*	Not annualized
**	Annualized
The accompanying notes are an integral part of the consolidated financial statements.

18	|	DWS RREEF Real Assets Fund

DWS RREEF Real Assets Fund — Class R
	Six Months Ended 9/30/24	Years Ended March 31,
	(Unaudited)	2024	2023	2022	2021	2020
Selected Per Share Data
Net asset value, beginning of period	$11.65	$11.36	$13.72	$11.57	$8.79	$10.11
Income (loss) from investment operations:
Net investment income[a]	.14	.24	.20	.12	.08	.13
Net realized and unrealized gain (loss)	.95	.26	(2.11)	2.30	2.82	(1.28)
Total from investment operations	1.09	.50	(1.91)	2.42	2.90	(1.15)
Less distributions from:
Net investment income	(.05 )	(.21 )	(.45 )	(.27 )	(.12 )	(.17 )
Net asset value, end of period	$12.69	$11.65	$11.36	$13.72	$11.57	$8.79
Total Return (%)[b]	9.37 *	4.46	(14.02)	21.16	33.15	(11.65)
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	2	2	2	3	3	2
Ratio of expenses before expense reductions (%)	1.67 **	1.66	1.64	1.67	1.71	1.75
Ratio of expenses after expense reductions (%)	1.46 **	1.46	1.47	1.47	1.47	1.47
Ratio of net investment income (%)	2.43 **	2.17	1.64	.93	.80	1.26
Portfolio turnover rate (%)	30 *	68	86	65	74	88

[a]	Based on average shares outstanding during the period.
[b]	Total return would have been lower had certain expenses not been reduced.
*	Not annualized
**	Annualized
The accompanying notes are an integral part of the consolidated financial statements.

DWS RREEF Real Assets Fund	|	19

DWS RREEF Real Assets Fund — Class R6
	Six Months Ended 9/30/24	Years Ended March 31,
	(Unaudited)	2024	2023	2022	2021	2020
Selected Per Share Data
Net asset value, beginning of period	$11.50	$11.21	$13.55	$11.42	$8.67	$9.97
Income (loss) from investment operations:
Net investment income[a]	.17	.30	.25	.18	.21	.17
Net realized and unrealized gain (loss)	.93	.26	(2.08)	2.29	2.71	(1.25)
Total from investment operations	1.10	.56	(1.83)	2.47	2.92	(1.08)
Less distributions from:
Net investment income	(.06 )	(.27 )	(.51 )	(.34 )	(.17 )	(.22 )
Net asset value, end of period	$12.54	$11.50	$11.21	$13.55	$11.42	$8.67
Total Return (%)[b]	9.64 *	5.10	(13.59)	21.92	33.94	(11.17)
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	182	178	160	117	37	4
Ratio of expenses before expense reductions (%)	.91 **	.91	.90	.91	.95	1.00
Ratio of expenses after expense reductions (%)	.90 **	.90	.90	.90	.93	.95
Ratio of net investment income (%)	2.98 **	2.74	2.16	1.44	2.04	1.66
Portfolio turnover rate (%)	30 *	68	86	65	74	88

[a]	Based on average shares outstanding during the period.
[b]	Total return would have been lower had certain expenses not been reduced.
*	Not annualized
**	Annualized
The accompanying notes are an integral part of the consolidated financial statements.

20	|	DWS RREEF Real Assets Fund

DWS RREEF Real Assets Fund — Class S
	Six Months Ended 9/30/24	Years Ended March 31,
	(Unaudited)	2024	2023	2022	2021	2020
Selected Per Share Data
Net asset value, beginning of period	$11.49	$11.20	$13.53	$11.41	$8.66	$9.97
Income (loss) from investment operations:
Net investment income[a]	.17	.29	.24	.16	.12	.17
Net realized and unrealized gain (loss)	.92	.25	(2.08)	2.28	2.79	(1.27)
Total from investment operations	1.09	.54	(1.84)	2.44	2.91	(1.10)
Less distributions from:
Net investment income	(.06 )	(.25 )	(.49 )	(.32 )	(.16 )	(.21 )
Net asset value, end of period	$12.52	$11.49	$11.20	$13.53	$11.41	$8.66
Total Return (%)[b]	9.52 *	4.92	(13.69)	21.65	33.81	(11.38)
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	158	192	372	392	243	149
Ratio of expenses before expense reductions (%)	1.05 **	1.12	1.10	1.12	1.16	1.17
Ratio of expenses after expense reductions (%)	1.05 **	1.06	1.07	1.07	1.07	1.07
Ratio of net investment income (%)	2.87 **	2.60	2.03	1.29	1.23	1.68
Portfolio turnover rate (%)	30 *	68	86	65	74	88

[a]	Based on average shares outstanding during the period.
[b]	Total return would have been lower had certain expenses not been reduced.
*	Not annualized
**	Annualized
The accompanying notes are an integral part of the consolidated financial statements.

DWS RREEF Real Assets Fund	|	21

DWS RREEF Real Assets Fund — Institutional Class
	Six Months Ended 9/30/24	Years Ended March 31,
	(Unaudited)	2024	2023	2022	2021	2020
Selected Per Share Data
Net asset value, beginning of period	$11.50	$11.21	$13.54	$11.42	$8.67	$9.97
Income (loss) from investment operations:
Net investment income[a]	.18	.30	.26	.19	.15	.17
Net realized and unrealized gain (loss)	.91	.26	(2.08)	2.27	2.77	(1.25)
Total from investment operations	1.09	.56	(1.82)	2.46	2.92	(1.08)
Less distributions from:
Net investment income	(.06 )	(.27 )	(.51 )	(.34 )	(.17 )	(.22 )
Net asset value, end of period	$12.53	$11.50	$11.21	$13.54	$11.42	$8.67
Total Return (%)[b]	9.64 *	5.10	(13.53)	21.83	33.94	(11.17)
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	3,981	3,985	5,020	4,815	1,146	340
Ratio of expenses before expense reductions (%)	1.00 **	1.00	1.00	1.00	1.03	1.07
Ratio of expenses after expense reductions (%)	.90 **	.90	.90	.90	.94	.95
Ratio of net investment income (%)	2.99 **	2.76	2.20	1.50	1.49	1.72
Portfolio turnover rate (%)	30 *	68	86	65	74	88

[a]	Based on average shares outstanding during the period.
[b]	Total return would have been lower had certain expenses not been reduced.
*	Not annualized
**	Annualized
The accompanying notes are an integral part of the consolidated financial statements.

22	|	DWS RREEF Real Assets Fund

Notes to Consolidated Financial Statements (Unaudited)
A.
Organization and Significant Accounting Policies
DWS RREEF Real Assets Fund (the “Fund” ) is a diversified series of Deutsche DWS Market Trust (the “Trust” ), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act” ), as an open-end management investment company organized as a Massachusetts business trust.
The Fund offers multiple classes of shares which provide investors with different purchase options. Class A shares are subject to an initial sales charge. Class C shares are not subject to an initial sales charge but are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions within one year of purchase. Class C shares automatically convert to Class A shares in the same fund after 8 years, provided that the Fund or the financial intermediary through which the shareholder purchased the Class C shares has records verifying that the Class C shares have been held for at least 8 years. Class R shares are not subject to initial or contingent deferred sales charges and are generally available only to certain retirement plans. Class R6 shares are not subject to initial or contingent deferred sales charges and are generally available only to certain qualifying plans and programs. Class S shares are not subject to initial or contingent deferred sales charges and are available through certain intermediary relationships with financial services firms, or can be purchased by establishing an account directly with the Fund’s transfer agent. Institutional Class shares are not subject to initial or contingent deferred sales charges and are generally available only to qualified institutions.
Investment income, realized and unrealized gains and losses, and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class such as distribution and service fees, services to shareholders and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Fund have equal rights with respect to voting subject to class-specific arrangements.
The Fund’s consolidated financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP” ) which require the use of management estimates. Actual results could differ from those estimates. The Fund qualifies as an investment company under Topic 946 of Accounting Standards

DWS RREEF Real Assets Fund	|	23

Codification of U.S. GAAP. The policies described below are followed consistently by the Fund in the preparation of its consolidated financial statements.
Principles of Consolidation. The Fund invests indirectly in commodities markets through a wholly owned subsidiary, Cayman Real Assets Fund, Ltd., organized under the laws of the Cayman Islands (the “Subsidiary” ). The Fund and the Subsidiary are each a commodity pool and are subject to the requirements of the Commodity Exchange Act (“CEA” ), as amended, and the rules of the Commodity Futures Trading Commission (“CFTC” ) promulgated thereunder. DWS Investment Management Americas, Inc. (the “Advisor” ) acts as a commodity pool operator with respect to the operation of the Fund and the Subsidiary as commodity pools under and pursuant to the CEA. The Advisor, the Fund and the Subsidiary are subject to dual regulation by the CFTC and the Securities and Exchange Commission. Among other investments, the Subsidiary may invest in commodity-linked derivative instruments, including, but not limited to futures contracts, options and total return swaps. The Subsidiary may also invest in debt securities, some of which are intended to serve as margin or collateral for the Subsidiary’s derivatives positions. The Subsidiary may also invest available cash in affiliated money market funds. The Subsidiary is managed by the same portfolio managers that manage the Fund. As of September 30, 2024, the Fund’s investment in the Subsidiary was $453,002,387, representing 9.8% of the Fund’s total assets.
The Fund’s Investment Portfolio has been consolidated and includes the portfolio holdings of the Fund and the Subsidiary. The consolidated financial statements include the accounts of the Fund and the Subsidiary. All inter-company transactions and balances have been eliminated.
Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading.
The Fund’s Board has designated DWS Investment Management Americas, Inc. (the “Advisor” ) as the valuation designee for the Fund pursuant to Rule 2a-5 under the 1940 Act. The Advisor’s Pricing Committee (the “Pricing Committee” ) typically values securities using readily available market quotations or prices supplied by independent pricing services (which are considered fair values under Rule 2a-5). The Advisor has adopted fair valuation procedures that provide methodologies for fair valuing securities.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk).

24	|	DWS RREEF Real Assets Fund

Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
Equity securities and exchange-traded funds (“ETFs” ) are valued at the most recent sale price or official closing price reported on the exchange (U.S. or foreign) or over-the-counter market on which they trade. Equity securities or ETFs for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation. Equity securities and ETFs are generally categorized as Level 1. For certain international equity securities, in order to adjust for events which may occur between the close of the foreign exchanges and the close of the New York Stock Exchange, a fair valuation model may be used. This fair valuation model takes into account comparisons to the valuation of American Depository Receipts (ADRs), exchange-traded funds, futures contracts and certain indices and these securities are categorized as Level 2.
Debt securities are valued at prices supplied by independent pricing services approved by the Pricing Committee. Such services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, prepayment speeds and other data, as well as broker quotes. If the pricing services are unable to provide valuations, debt securities are valued at the average of the most recent reliable bid quotations or evaluated prices, as applicable, obtained from broker-dealers. These securities are generally categorized as Level 2.
Futures contracts are generally valued at the settlement prices established each day on the exchange on which they are traded and are categorized as Level 1.
Investments in open-end investment companies are valued at their net asset value each business day and are categorized as Level 1.
Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Pricing Committee and are generally categorized as Level 3. In accordance with the Fund’s valuation procedures, factors considered in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security’s disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the

DWS RREEF Real Assets Fund	|	25

appropriate stock exchange (for exchange-traded securities); an analysis of the company’s or issuer’s financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold; and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.
Disclosure about the classification of fair value measurements is included in a table following the Fund’s Consolidated Investment Portfolio.
Securities Lending. National Financial Services LLC (Fidelity Agency Lending), as securities lending agent, lends securities of the Fund to certain financial institutions under the terms of its securities lending agreement. During the term of the loans, the Fund continues to receive interest and dividends generated by the securities and to participate in any changes in their market value. The Fund requires the borrowers of the securities to maintain collateral with the Fund consisting of cash and/or securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities having a value at least equal to the value of the securities loaned. When the collateral falls below specified amounts, the securities lending agent will use its best efforts to obtain additional collateral on the next business day to meet required amounts under the securities lending agreement. During the six months ended September 30, 2024, the Fund invested the cash collateral, if any, into a joint trading account in affiliated money market funds, including DWS Government & Agency Securities Portfolio, managed by DWS Investment Management Americas, Inc. DWS Investment Management Americas, Inc. receives a management/administration fee (0.13% annualized effective rate as of September 30, 2024) on the cash collateral invested in DWS Government & Agency Securities Portfolio. The Fund receives compensation for lending its securities either in the form of fees or by earning interest on invested cash collateral net of borrower rebates and fees paid to a securities lending agent. Either the Fund or the borrower may terminate the loan at any time, and the borrower, after notice, is required to return borrowed securities within a standard time period. There may be risks of delay and costs in recovery of securities or even loss of rights in the collateral should the borrower of the securities fail financially. If the Fund is not able to recover securities lent, the Fund may sell the collateral and purchase a replacement investment in the market, incurring the risk that the value of the replacement security is greater than the value of the collateral. The Fund is also subject to all investment risks associated with the reinvestment of any cash collateral received, including, but not limited to, interest rate, credit and liquidity risk associated with such investments.
As of September 30, 2024, the Fund had securities on loan, which were classified as common stocks in the Consolidated Investment Portfolio. The

26	|	DWS RREEF Real Assets Fund

value of the related collateral exceeded the value of the securities loaned at period end. As of period end, the remaining contractual maturity of the collateral agreements was overnight and continuous.
Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing exchange rates at period end. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of the transactions.
Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the acquisition and disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed but is included with net realized and unrealized gain/appreciation and loss/depreciation on investments.
Taxes. The Fund’s policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders.
Additionally, the Fund may be subject to taxes imposed by the governments of countries in which it invests and are generally based on income and/or capital gains earned or repatriated. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized gain/loss on investments. Tax liabilities realized as a result of security sales are reflected as a component of net realized gain/loss on investments.
Income from certain commodity-linked derivatives does not constitute “qualifying income”  to the Fund. Receipt of such income could cause the Fund to be subject to tax at the Fund level. The IRS has issued a private letter ruling to the Fund stating that such income earned through its wholly owned Subsidiary constitutes qualifying income. The Fund is required to increase its taxable income by its share of the Subsidiary’s income, including net gains from commodity-linked transactions. Net investment losses of the Subsidiary cannot be deducted by the Fund in the current period nor carried forward to offset taxable income for future periods.
At March 31, 2024, the Fund had net tax basis capital loss carryforwards of $742,402,805, including short-term losses ($383,333,879) and long-term losses ($359,068,926), which may be applied against realized net taxable capital gains indefinitely.

DWS RREEF Real Assets Fund	|	27

At September 30, 2024, the aggregate cost of investments for federal income tax purposes was $4,281,227,053. The net unrealized appreciation for all investments based on tax cost was $234,812,791. This consisted of aggregate gross unrealized appreciation for all investments for which there was an excess of value over tax cost of $1,006,333,758 and aggregate gross unrealized depreciation for all investments for which there was an excess of tax cost over value of $771,520,967.
The Fund files tax returns with the Internal Revenue Service, the State of New York, and various other states. Specific to U.S. federal and state taxes, generally, each of the tax years in the four-year period ended March 31, 2024, remains subject to examination by taxing authorities. Specific to foreign countries in which the Fund invests, all open tax years remain subject to examination by taxing authorities in the respective jurisdictions. The open tax years vary by each jurisdiction in which the Fund invests.
Distribution of Income and Gains. Distributions from net investment income of the Fund, if any, are declared and distributed to shareholders annually. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually. The Fund may also make additional distributions for tax purposes if necessary.
The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to certain securities sold at a loss, income received from passive foreign investment companies, the realized tax character on distributions from certain securities, income related to inflation protected securities and investment in the subsidiary. The Fund may utilize a portion of the proceeds from capital shares redeemed as a distribution from net investment income and realized capital gains. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.
The tax character of current year distributions will be determined at the end of the current fiscal year.
Expenses. Expenses of the Trust arising in connection with a specific fund are allocated to that fund. Other Trust expenses which cannot be directly attributed to a fund are apportioned among the funds in the Trust based upon the relative net assets or other appropriate measures.

28	|	DWS RREEF Real Assets Fund

Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.
Real Estate Investment Trusts. The Fund at its fiscal year end recharacterizes distributions received from a Real Estate Investment Trust (“REIT” ) investment based on information provided by the REIT into the following categories: ordinary income, long-term and short-term capital gains, and return of capital. If information is not available timely from a REIT, the recharacterization will be estimated for financial reporting purposes and a recharacterization will be made to the accounting records in the following year when such information becomes available. Distributions received from REITs in excess of income are recorded as either a reduction of cost of investments or realized gains.
Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date net of foreign withholding taxes. Certain dividends from foreign securities may be recorded subsequent to the ex-dividend date as soon as the Fund is informed of such dividends. Realized gains and losses from investment transactions are recorded on an identified cost basis. Proceeds from litigation payments, if any, are included in net realized gain (loss) from investments. All premiums and discounts are amortized/accreted for both tax and financial reporting purposes.
B.
Derivative Instruments
A futures contract is an agreement between a buyer or seller and an established futures exchange or its clearinghouse in which the buyer or seller agrees to take or make a delivery of a specific amount of a financial instrument at a specified price on a specific date (settlement date). For the six months ended September 30, 2024, the Fund entered into commodity futures contracts to gain exposure to the investment return of assets that trade in the commodity markets, without investing directly in physical commodities.
Upon entering into a futures contract, the Fund is required to deposit with a financial intermediary cash or securities (“initial margin” ) in an amount equal to a certain percentage of the face value indicated in the futures contract. Subsequent payments (“variation margin” ) are made or received by the Fund dependent upon the daily fluctuations in the value and are recorded for financial reporting purposes as unrealized gains or losses by the Fund. Gains or losses are realized when the contract expires or is

DWS RREEF Real Assets Fund	|	29

closed. Since all futures contracts are exchange-traded, counterparty risk is minimized as the exchange’s clearinghouse acts as the counterparty, and guarantees the futures against default.
Certain risks may arise upon entering into futures contracts, including the risk that an illiquid market will limit the Fund’s ability to close out a futures contract prior to the settlement date and the risk that the futures contract is not well correlated with the security, index or currency to which it relates. Risk of loss may exceed amounts recognized in the Consolidated Statement of Assets and Liabilities.
A summary of the open futures contracts as of September 30, 2024, is included in a table following the Fund’s Consolidated Investment Portfolio. For the six months ended September 30, 2024, the investment in futures contracts purchased had a total notional value generally indicative of a range from approximately $456,150,000 to $541,903,000, and the investment in futures contracts sold had a total notional value generally indicative of a range from approximately $3,700,000 to $82,778,000.
The following tables summarize the value of the Fund’s derivative instruments held as of September 30, 2024 and the related location in the accompanying Consolidated Statement of Assets and Liabilities, presented by primary underlying risk exposure:
Asset Derivatives	Futures Contracts
Commodity Contracts (a)	$27,839,786
The above derivative is located in the following Consolidated Statement of Assets and Liabilities account:

(a)
Futures contracts are reported in the table above using cumulative appreciation of futures contracts, as reported in the futures contracts table following the Fund’s
Consolidated Investment Portfolio; within the Consolidated Statement of Assets and
Liabilities, the variation margin at period end is reported as Receivable (Payable) for variation margin on futures contracts.

Liability Derivatives	Futures Contracts
Commodity Contracts (a)	$(4,253,558)
The above derivative is located in the following Consolidated Statement of Assets and Liabilities account:

(a)
Futures contracts are reported in the table above using cumulative depreciation of futures contracts, as reported in the futures contracts table following the Fund’s
Consolidated Investment Portfolio; within the Consolidated Statement of Assets and
Liabilities, the variation margin at period end is reported as Receivable (Payable) for variation margin on futures contracts.

Additionally, the amount of unrealized and realized gains and losses on derivative instruments recognized in Fund earnings during the six months

30	|	DWS RREEF Real Assets Fund

ended September 30, 2024 and the related location in the accompanying Consolidated Statement of Operations is summarized in the following tables by primary underlying risk exposure:
Realized Gain (Loss)	Futures Contracts
Commodity Contracts (a)	$1,144,103
The above derivative is located in the following Consolidated Statement of Operations account:

(a)	Net realized gain (loss) from futures contracts

Change in Net Unrealized Appreciation (Depreciation)	Futures Contracts
Commodity Contracts (a)	$14,110,563
The above derivative is located in the following Consolidated Statement of Operations account:

(a)	Change in net unrealized appreciation (depreciation) on futures contracts
C.
Purchases and Sales of Securities
During the six months ended September 30, 2024, purchases and sales of investment securities, excluding short-term investments, were as follows:
	Purchases	Sales
Non-U.S. Treasury Obligations	$1,010,542,178	$1,368,090,425
U.S. Treasury Obligations	$132,427,195	$109,387,265
D.
Related Parties
Management Agreement. Under the Investment Management Agreement with DWS Investment Management Americas, Inc. (“DIMA”  or the “Advisor” ), an indirect, wholly owned subsidiary of DWS Group GmbH & Co. KGaA (“DWS Group” ), the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund or delegates such responsibility to the Fund’s subadvisor.
RREEF America L.L.C. (“RREEF” ), also an indirect, wholly owned subsidiary of DWS Group, is the subadvisor for the Fund. While DIMA is the investment advisor to the Fund, the day-to-day activities of managing the Fund’s portfolio have been delegated to RREEF. DIMA compensates RREEF out of the management fee it receives from the Fund.
Under the Investment Management Agreement with the Advisor, the Fund pays a monthly management fee based on the average daily net

DWS RREEF Real Assets Fund	|	31

assets of the Fund, computed and accrued daily and payable monthly, at the following annual rates:
First $500 million of the Fund’s average daily net assets	.800%
Next $1.5 billion of such net assets	.785%
Next $1.5 billion of such net assets	.775%
Next $3.0 billion of such net assets	.750%
Over $6.5 billion of such net assets	.725%
Accordingly, for the six months ended September 30, 2024, the fee pursuant to the Investment Management Agreement was equivalent to an annualized rate (exclusive of any applicable waivers/reimbursements) of 0.777% of the Fund’s average daily net assets.
For the period from April 1, 2024 to September 30, 2024 (through September 30, 2025 for Class R6 and Institutional class shares), the Advisor has contractually agreed to waive its fees and/or reimburse certain operating expenses of the Fund to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired fund fees and expenses) of each class as follows:
Class A	1.21%
Class C	1.96%
Class R	1.46%
Class R6	.90%
Class S	1.06%
Institutional Class	.90%
Effective October 1, 2024 through September 30, 2025, the Advisor has contractually agreed to waive its fees and/or reimburse certain operating expenses of the Fund to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired fund fees and expenses) of certain classes as follows:
Class A	1.22%
Class C	1.97%
Class R	1.47%
Class S	1.07%

32	|	DWS RREEF Real Assets Fund

For the six months ended September 30, 2024, fees waived and/or expenses reimbursed for each class are as follows:
Class A	$32,572
Class C	3,524
Class R	2,118
Class R6	4,032
Class S	2,568
Institutional Class	2,033,188
$2,078,002
Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays the Advisor an annual fee (“Administration Fee” ) of 0.097% of the Fund’s average daily net assets, computed and accrued daily and payable monthly. For the six months ended September 30, 2024, the Administration Fee was $2,105,243, of which $350,456 is unpaid.
Service Provider Fees. DWS Service Company (“DSC” ), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Fund. Pursuant to a sub-transfer agency agreement between DSC and SS&C GIDS, Inc. (“SS&C” ), DSC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to SS&C. DSC compensates SS&C out of the shareholder servicing fee it receives from the Fund. For the six months ended September 30, 2024, the amounts charged to the Fund by DSC were as follows:
Services to Shareholders	Total Aggregated	Unpaid at September 30, 2024
Class A	$9,296	$3,088
Class C	399	131
Class R	164	55
Class R6	1,357	418
Class S	28,346	9,439
Institutional Class	2,311	771
	$41,873	$13,902
In addition, for the six months ended September 30, 2024, the amounts charged to the Fund for recordkeeping and other administrative services provided by unaffiliated third parties, included in the Consolidated

DWS RREEF Real Assets Fund	|	33

Statement of Operations under “Services to shareholders,”  were as follows:
Sub-Recordkeeping	Total Aggregated
Class A	$50,245
Class C	7,228
Class R	2,545
Class S	88,779
Institutional Class	1,969,082
$2,117,879
Distribution and Service Fees. Under the Fund’s Class C and R 12b-1 Plans, DWS Distributors, Inc. (“DDI” ), an affiliate of the Advisor, receives a fee (“Distribution Fee” ) of 0.75% of the average daily net assets of Class C shares and 0.25% of the average daily net assets of Class R shares. In accordance with the Fund’s Underwriting and Distribution Services Agreement, DDI enters into related selling group agreements with various firms at various rates for sales of Class C and R shares. For the six months ended September 30, 2024, the Distribution Fee was as follows:
Distribution Fee	Total Aggregated	Unpaid at September 30, 2024
Class C	$54,200	$8,819
Class R	2,545	429
	$56,745	$9,248
In addition, DDI provides information and administrative services for a fee (“Service Fee” ) to Class A, C and R shareholders at an annual rate of up to 0.25% of the average daily net assets for each such class. DDI in turn has various agreements with financial services firms that provide these services and pays these fees based upon the assets of shareholder accounts the firms service. For the six months ended September 30, 2024, the Service Fee was as follows:
Service Fee	Total Aggregated	Unpaid at September 30, 2024	Annualized Rate
Class A	$110,115	$37,961.25%
Class C	18,065	5,459.25%
Class R	2,532	865.25%
	$130,712	$44,285
Underwriting Agreement and Contingent Deferred Sales Charge. DDI is the principal underwriter for the Fund. Underwriting commissions paid in

34	|	DWS RREEF Real Assets Fund

connection with the distribution of Class A shares for the six months ended September 30, 2024 aggregated $440.
In addition, DDI receives any contingent deferred sales charge (“CDSC” ) from Class C share redemptions occurring within one year of purchase. There is no such charge upon redemption of any share appreciation or reinvested dividends. The CDSC is 1% of the value of the shares redeemed for Class C. For the six months ended September 30, 2024, the CDSC for Class C shares aggregated $8. A deferred sales charge of up to 0.75% is assessed on certain redemptions of Class A shares. For the six months ended September 30, 2024, DDI received $8,453 for Class A shares.
Other Service Fees. Under an agreement with the Fund, DIMA is compensated for providing regulatory filing services to the Fund. For the six months ended September 30, 2024, the amount charged to the Fund by DIMA included in the Consolidated Statement of Operations under “Reports to shareholders”  aggregated $1,040, of which $845 is unpaid.
Trustees' Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and to each committee Chairperson.
Affiliated Cash Management Vehicles. The Fund may invest uninvested cash balances in DWS Central Cash Management Government Fund, an affiliated money market fund which is managed by the Advisor. DWS Central Cash Management Government Fund is managed in accordance with Rule 2a-7 under the 1940 Act, which governs the quality, maturity, diversity and liquidity of instruments in which a money market fund may invest and seeks to maintain a stable net asset value. The Fund indirectly bears its proportionate share of the expenses of its investment in DWS Central Cash Management Government Fund. DWS Central Cash Management Government Fund does not pay the Advisor an investment management fee.
E.
Line of Credit
The Fund and other affiliated funds (the “Participants” ) share in a $345 million revolving credit facility provided by a syndication of banks. The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee, which is allocated based on net assets, among each of the Participants. Interest is calculated at a daily fluctuating rate per annum equal to the sum of 0.10% plus the higher of the Federal Funds Effective Rate and the Overnight Bank Funding Rate, plus 1.25%. The Fund may borrow up to a maximum of 20 percent of its net assets under the agreement. The Fund had no outstanding loans at September 30, 2024.

DWS RREEF Real Assets Fund	|	35

F.
Fund Share Transactions
The following table summarizes share and dollar activity in the Fund:
	Six Months Ended September 30, 2024		Year Ended March 31, 2024
	Shares	Dollars	Shares	Dollars
Shares sold
Class A	431,752	$5,089,164	1,460,524	$16,200,603
Class C	27,276	316,840	74,032	820,423
Class R	7,094	85,260	22,748	256,352
Class R6	680,212	8,038,410	2,891,090	32,043,832
Class S	551,263	6,345,204	4,433,566	48,816,539
Institutional Class	34,005,301	393,026,869	111,652,321	1,229,695,561
		$412,901,747		$1,327,833,310
Shares issued to shareholders in reinvestment of distributions
Class A	32,816	$373,441	162,678	$1,821,498
Class C	2,843	32,127	17,469	194,472
Class R	693	7,931	3,431	38,677
Class R6	77,957	880,911	339,099	3,769,359
Class S	64,911	732,851	502,083	5,564,174
Institutional Class	1,694,466	19,130,525	7,959,096	88,416,425
		$21,157,786		$99,804,605
Shares redeemed
Class A	(1,278,192)	$(15,095,035)	(3,882,755)	$(43,220,624)
Class C	(233,219)	(2,689,417)	(839,873)	(9,251,266)
Class R	(23,650)	(280,584)	(49,149)	(544,104)
Class R6	(1,712,273)	(20,142,312)	(2,062,822)	(22,705,336)
Class S	(4,737,436)	(54,832,445)	(21,424,109)	(237,457,838)
Institutional Class	(64,703,076)	(752,320,234)	(220,920,622)	(2,423,578,512)
		$(845,360,027)		$(2,736,757,680)

36	|	DWS RREEF Real Assets Fund

	Six Months Ended September 30, 2024		Year Ended March 31, 2024
	Shares	Dollars	Shares	Dollars
Net increase (decrease)
Class A	(813,624)	$(9,632,430)	(2,259,553)	$(25,198,523)
Class C	(203,100)	(2,340,450)	(748,372)	(8,236,371)
Class R	(15,863)	(187,393)	(22,970)	(249,075)
Class R6	(954,104)	(11,222,991)	1,167,367	13,107,855
Class S	(4,121,262)	(47,754,390)	(16,488,460)	(183,077,125)
Institutional Class	(29,003,309)	(340,162,840)	(101,309,205)	(1,105,466,526)
		$(411,300,494)		$(1,309,119,765)

DWS RREEF Real Assets Fund	|	37

Advisory Agreement Board Considerations and Fee Evaluation
The Board of Trustees (hereinafter referred to as the “Board”  or “Trustees” ) approved the renewal of DWS RREEF Real Assets Fund’s (the “Fund” ) investment management agreement (the “Agreement” ) with DWS Investment Management Americas, Inc. (“DIMA” ) and sub-advisory agreement (the “Sub-Advisory Agreement”  and together with the Agreement, the “Agreements” ) between DIMA and RREEF America L.L.C. (“RREEF” ), an affiliate of DIMA, in September 2024.
In terms of the process that the Board followed prior to approving the Agreements, shareholders should know that:
—
During the entire process, all of the Fund’s Trustees were independent of DIMA and its affiliates (the “Independent Trustees” ).
—
The Board met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board reviewed extensive materials received from DIMA, independent third parties and independent counsel, including materials containing information on the Fund’s performance, fees and expenses, profitability, economies of scale and fall-out benefits.
—
The Board also received extensive information throughout the year regarding performance of the Fund.
—
The Independent Trustees regularly met privately with counsel to discuss contract review and other matters.
—
In connection with reviewing the Agreements, the Board also reviewed the terms of the Fund’s Rule 12b-1 plan, distribution agreement, administrative services agreement, transfer agency agreement, and certain other material service agreements.
In connection with the contract review process, the Board considered the factors discussed below, among others. The Board also considered that DIMA has managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DIMA managed the Fund. DIMA and RREEF are part of DWS Group GmbH & Co. KGaA (“DWS Group” ). DWS Group is a global asset management business that offers a wide range of investing expertise and resources, including research capabilities in many countries throughout the world. DWS Group is majority-owned by Deutsche Bank AG, with approximately 20% of its shares publicly traded.

38	|	DWS RREEF Real Assets Fund

As part of the contract review process, the Board carefully considered the fees and expenses of each DWS fund overseen by the Board in light of the fund’s performance. In many cases, this led to the negotiation and implementation of expense caps.
While shareholders may focus primarily on fund performance and fees, the Fund’s Board considers these and many other factors, including the quality and integrity of DIMA’s and RREEF’s personnel and administrative support services provided by DIMA, such as back-office operations, fund valuations, and compliance policies and procedures.
Nature, Quality and Extent of Services. The Board considered the terms of the Agreements, including the scope of advisory services provided under the Agreements. The Board noted that, under the Agreements, DIMA and RREEF provide portfolio management services to the Fund and that, pursuant to a separate administrative services agreement, DIMA provides administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel and the resources made available to such personnel. The Board also considered the risks to DIMA in sponsoring or managing the Fund, including financial, operational and reputational risks, the potential economic impact to DIMA from such risks and DIMA’s approach to addressing such risks. Throughout the course of the year, the Board also received information regarding DIMA’s oversight of fund sub-advisors, including RREEF. The Board reviewed the Fund’s performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including market index(es) and a peer universe compiled using information supplied by Morningstar Direct (“Morningstar” ), an independent fund data service. The Board also noted that it has put into place a process of identifying “Funds in Review”  (e.g., funds performing poorly relative to a peer universe), and receives additional reporting from DIMA regarding such funds and, where appropriate, DIMA’s plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that, for the one-, three- and five-year periods ended December 31, 2023, the Fund’s performance (Class A shares) was in the 4th quartile, 2nd quartile and 1st quartile, respectively, of the applicable Morningstar universe (the 1st quartile being the best performers and the 4th quartile being the worst performers). The Board also observed that the Fund has underperformed its benchmark in the one-, three- and five-year periods ended December 31, 2023.
Fees and Expenses. The Board considered the Fund’s investment management fee schedule, sub-advisory fee schedule, operating expenses and total expense ratios, and comparative information provided by Broadridge Financial Solutions, Inc. (“Broadridge” ) regarding investment management fee rates paid to other investment advisors by

DWS RREEF Real Assets Fund	|	39

similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by the Fund, which include a 0.097% fee paid to DIMA under the Fund’s administrative services agreement, were higher than the median (4th quartile) of the applicable Broadridge peer group (based on Broadridge data provided as of December 31, 2023). The Board noted that, effective October 1, 2021, in connection with the 2021 contract renewal process, DIMA agreed to implement a new management fee breakpoint and that, effective October 1, 2022, in connection with the 2022 contract renewal process, DIMA agreed to implement an additional management fee breakpoint. With respect to the sub-advisory fee paid to RREEF, the Board noted that the fee is paid by DIMA out of its fee and not directly by the Fund. The Board noted that the Fund’s Class A shares total (net) operating expenses (excluding 12b-1 fees) were expected to be higher than the median (3rd quartile) of the applicable Broadridge expense universe (based on Broadridge data provided as of December 31, 2023, and analyzing Broadridge expense universe Class A (net) expenses less any applicable 12b-1 fees) (“Broadridge Universe Expenses” ). The Board also reviewed data comparing each other operational share class’s total (net) operating expenses to the applicable Broadridge Universe Expenses. The Board noted that the expense limitations agreed to by DIMA were expected to help the Fund’s total (net) operating expenses remain competitive. The Board considered the Fund’s management fee rate as compared to fees charged by DIMA to comparable DWS U.S. registered funds (“DWS Funds” ), noting that DIMA indicated that it does not provide services to any other comparable DWS Funds. The information requested by the Board as part of its review of fees and expenses also included information about institutional accounts (including any sub-advised funds and accounts) and funds offered primarily to European investors (“DWS Europe Funds” ) managed by DWS Group. The Board noted that DIMA indicated that DWS Group manages an institutional account comparable to the Fund, but that DWS Group does not manage any comparable DWS Europe Funds. The Board took note of the differences in services provided to DWS Funds as compared to institutional accounts and that such differences made comparison difficult.
On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA and RREEF.
Profitability. The Board reviewed detailed information regarding revenues received by DIMA under the Agreement. The Board considered the estimated costs to DIMA, and pre-tax profits realized by DIMA, from advising the DWS Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DIMA

40	|	DWS RREEF Real Assets Fund

and its affiliates with respect to all fund services in totality and by fund. The Board reviewed DIMA’s methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DIMA in connection with the management of the Fund were not unreasonable. The Board also reviewed certain publicly available information regarding the profitability of certain similar investment management firms. The Board noted that, while information regarding the profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DIMA and its affiliates’ overall profitability with respect to the DWS Funds (after taking into account distribution and other services provided to the funds by DIMA and its affiliates) was lower than the overall profitability levels of most comparable firms for which such data was available.
Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. The Board noted that the Fund’s investment management fee schedule includes fee breakpoints. The Board concluded that the Fund’s fee schedule represents an appropriate sharing between the Fund and DIMA of such economies of scale as may exist in the management of the Fund at current asset levels.
Other Benefits to DIMA and Its Affiliates. The Board also considered the character and amount of other incidental or “fall-out”  benefits received by DIMA and its affiliates, including any fees received by DIMA for administrative services provided to the Fund, any fees received by an affiliate of DIMA for transfer agency services provided to the Fund and any fees received by an affiliate of DIMA for distribution services. The Board also considered benefits to DIMA related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities. In addition, the Board considered the incidental public relations benefits to DIMA related to DWS Funds advertising and cross-selling opportunities among DIMA products and services. The Board considered these benefits in reaching its conclusion that the Fund’s management fees were reasonable.
Compliance. The Board considered the significant attention and resources dedicated by DIMA to its compliance processes in recent years. The Board noted in particular (i) the experience, seniority and time commitment of the individuals serving as DIMA’s and the Fund’s chief compliance officers; (ii) the substantial commitment of resources by DIMA and its affiliates to compliance matters, including the retention of compliance personnel; and (iii) ongoing efforts to enhance the compliance program.
Based on all of the information considered and the conclusions reached, the Board determined that the continuation of the Agreements is in the best interests of the Fund. In making this determination, the Board did not

DWS RREEF Real Assets Fund	|	41

give particular weight to any single factor identified above and individual Independent Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreements. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and counsel present.
DRAF-BFE2024

42	|	DWS RREEF Real Assets Fund

DRAF-NCSRS

(b) The Financial Highlights are included with the Financial Statements under Item 7(a).

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Not applicable

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Not applicable

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

See Item 7(a)

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 15.	Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board. The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Guidelines. Shareholders may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to Keith R. Fox, DWS Funds Board Chair, c/o Thomas R. Hiller, Ropes & Gray LLP, Prudential Tower, 800 Boylston Street, Boston, MA 02199-3600.

Item 16.	Controls and Procedures.

	(a)	The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

	(b)	There have been no changes in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

Item 18.	Recovery of Erroneously Awarded Compensation.

Not applicable

Item 19.	Exhibits

	(a)(1)	Not applicable

	(a)(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

	(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS RREEF Real Assets Fund, a series of Deutsche DWS Market Trust

By:	/s/Hepsen Uzcan Hepsen Uzcan Principal Executive Officer

Date:	11/29/2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Hepsen Uzcan Hepsen Uzcan Principal Executive Officer

Date:	11/29/2024

By:	/s/Diane Kenneally Diane Kenneally Principal Financial Officer

Date:	11/29/2024